RYDEX SERIES FUNDS

                                Supplement to the
           Rydex Series Funds Investor and H-Class Shares Prospectus,
                   Advisor and H-Class Shares Prospectus, and
                     A-Class and C-Class Shares Prospectus,
                              Dated August 1, 2005

EFFECTIVE DECEMBER 16, 2005 (THE "EFFECTIVE DATE"), THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX SERIES FUNDS PROSPECTUSES (THE "PROSPECTUSES") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THOSE PROSPECTUSES.

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Standard & Poor's has recently re-named its S&P/Barra Growth and Value style indices the S&P/Citigroup Growth and Value style indices, introduced the S&P/Citigroup Pure Growth and Value style series of indices, and changed the methodology used to calculate growth and value in the large-cap market. The new S&P/Citigroup Pure Growth and Value series of indices are multifactor style series that focus on a narrower group of S&P 500, S&P MidCap 400, and S&P SmallCap 600 companies exhibiting strong growth or strong value characteristics. In addition, rather than being weighted according to market capitalization, the companies included in the new S&P/Citigroup Pure Growth and Value series of indices will be weighted according to their respective growth and style scores. Effective December 16, 2005, the following Rydex Funds will replace their current benchmarks with corresponding S&P/Citigroup Pure Growth and Value indices described in more detail in the table below: Large-Cap Value Fund, Large-Cap Growth Fund, Mid-Cap Value Fund, Mid-Cap Growth Fund, Small-Cap Value Fund, and Small-Cap Growth Fund (each a "Fund" and collectively, the "Funds").

The change in indices is expected to entail only a modest shift in the Funds' holdings, but will not impact the investment objectives or investment strategies of the Funds. However, the one-time adjustments required to align the composition of each Fund's portfolio holdings with its respective S&P/Citigroup Pure Growth or Value Index may increase portfolio turnover, transactions costs, and capital gains at the time of the transition.

The following table includes information about each Fund's new S&P/Citigroup Pure Growth or Value benchmark and supplements the information included in the Prospectuses under the heading "Fund Objective" for each Fund, on pages 34, 36, 38, 40, 44 and 46 of the Investor and H-Class Shares Prospectus and Advisor and H-Class Shares Prospectus, and pages 36, 38, 40, 42, 46, and 48 of the A-Class and C-Class Shares Prospectus, and under the heading "More Information About Fund Investments and Risk - A Brief Guide to the Benchmarks," on pages 100-102 of the Investor and H-Class Shares Prospectus, pages 103-105 of the Advisor and H-Class Shares Prospectus, and pages 116-118 of the A-Class and C-Class Shares Prospectus.

------------------- ------------------------- -------------------------- -------------------------------------------
                                                 NEW BENCHMARK AS OF
FUND                   CURRENT BENCHMARK           EFFECTIVE DATE                NEW BENCHMARK DESCRIPTION
------------------- ------------------------- -------------------------- -------------------------------------------
Large-Cap Value     S&P 500/Barra Value       S&P 500/Citigroup Pure     The S&P 500/Citigroup Pure Value Index is
                    Index                     Value Index                narrow in focus, containing only those
                                                                         S&P 500 companies with strong value
                                                                         characteristics.
------------------- ------------------------- -------------------------- -------------------------------------------
Large-Cap Growth    S&P 500/Barra Growth      S&P 500/Citigroup Pure     The S&P 500/Citigroup Pure Growth Index
                    Index                     Growth Index               is narrow in focus, containing only those
                                                                         S&P 500 companies with strong growth
                                                                         characteristics.
------------------- ------------------------- -------------------------- -------------------------------------------
Mid-Cap             S&P MidCap                S&P MidCap                 The S&P MidCap 400/Citigroup Pure Value
Value               400/Barra Value           400/Citigroup Pure         Index is narrow in focus, containing only
                    Index                     Value Index                those S&P MidCap 400 companies with strong
                                                                         value characteristics.
------------------- ------------------------- -------------------------- -------------------------------------------
Mid-Cap             S&P MidCap                S&P MidCap                 The S&P MidCap 400/Citigroup Pure Growth
Growth              400/Barra Growth          400/Citigroup Pure         Index is narrow in focus, containing only
                    Index                     Growth Index               those S&P MidCap 400 companies with strong
                                                                         growth characteristics.
------------------- ------------------------- -------------------------- -------------------------------------------
Small-Cap           S&P SmallCap              S&P SmallCap               The S&P SmallCap 600/Citigroup Pure Value
Value               600/Barra Value           600/Citigroup Pure         Index is narrow in focus, containing only
                    Index                     Value Index                those S&P SmallCap 600 companies with
                                                                         strong value characteristics.
------------------- ------------------------- -------------------------- -------------------------------------------
Small-Cap           S&P SmallCap              S&P SmallCap               The S&P SmallCap 600/Citigroup Pure Growth
Growth              600/Barra Growth          600/Citigroup Pure         Index is narrow in focus, containing only
                    Index                     Growth Index               those S&P SmallCap 600 companies with
                                                                         strong growth characteristics.
------------------- ------------------------- -------------------------- -------------------------------------------

"Standard & Poor's(R)," S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400," "S&P MidCap 400," Standard & Poor's SmallCap," "S&P SmallCap 600," "S&P 500/Citigroup Pure Value," "S&P 500/Citigroup Pure Growth," "S&P MidCap 400/Citigroup Pure Value," "S&P MidCap 400/Citigroup Pure Growth," "S&P SmallCap 600/Citigroup Pure Value," and "S&P SmallCap 600/Citigroup Pure Growth" are trademarks of The McGraw-Hill Companies, Inc. and Citigroup, Inc. and have been licensed for use by Rydex Investments. The Rydex Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Rydex Funds.
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               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.